Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Current assets:
Cash	$ 879,413	$ 959,309		$ 2,180,329
Inventory	1,015,740	967,993		346,647
Prepaid expenses and other current assets	197,131	215,673		362,705
Total current assets	2,092,284	2,142,975		2,889,681
Long-term assets:
Property and equipment, net	4,180	4,552		9,023
Other assets	3,500	3,500		3,500
Total long-term assets	7,680	8,052		12,523
Total assets	2,099,964	2,151,027		2,902,204
Current liabilities:
Accounts payable	391,151	342,050		533,555
Accrued expenses and other liabilities	294,022	266,749		180,256
Current portion of PPP Loan	57,273	37,442		0
Total current liabilities	742,446	646,241		713,811
Long-term liabilities:
Long-term portion of PPP loan	119,027	138,858		0
Promissory convertible debt		550,000		0
Derivative liability	2,207,475	2,316,419		2,995,690
Total long-term liabilities	3,926,502	3,005,277		2,995,690
Total liabilities	4,668,948	3,651,518		3,709,501
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.001 par value, 800,000,000 shares authorized as of December 31, 2020 and September 30, 2020, 193,094,766 and 193,044,766 shares issued and outstanding as of December 31, 2020 and September 30, 2020, respectively	193,045	193,045		172,612
Additional paid-in capital	41,948,512	41,862,901		37,885,151
Accumulated deficit	(44,710,541)	(43,556,437)		(38,865,060)
Total stockholders' deficit	(2,568,984)	(1,500,491)	$ (100,837)	(807,297)	$ 1,359,828
Total liabilities and stockholders' deficit	2,099,964	2,151,027		$ 2,902,204
Series 1 convertible notes
Long-term liabilities:
Convertible Notes Payable, Noncurrent	550,000	$ 550,000
Series 2 convertible notes
Long-term liabilities:
Convertible Notes Payable, Noncurrent	$ 1,050,000